Scope of consolidation - Disclosure of interest in principal subsidiaries (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2025
FCA US LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FCA Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Mexico, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Automoveis Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
FCA Automobiles Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Peugeot Citroën Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.97%
Automobiles Peugeot
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Europe S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Opel Automobile GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Auto S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Automobiles Citroën
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Groupe PSA Italia S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis & You France S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis España, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Peugeot Motor Company PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
FCA Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Vauxhall Motors Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis & You UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Belux S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis & You Italia S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Peugeot Deutschland GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
FCA France S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Citroën Deutschland GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Leapmotor International Business S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.00%
FCA Poland S.p.z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
PCA Slovakia SRO
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Production El Djazair S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.00%
Stellantis Middle East FZE
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Maroc S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Japan Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Asia Pacific Investment Co., Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Maserati S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Financial Services US Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Financiamentos Sociedade de Crédito, Financiamento e Investimento S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Banco Stellantis S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis Financial Services Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
GIE PSA Trésorerie
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Fiat Chrysler Finance North America, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
FCA US Insurance Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Stellantis International S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
FCA North America Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Aramis Group
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		60.54%